Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 36,612	$ 378,839
Business consulting service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues		111,318
IT customization [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	22,106	265,649
IT consulting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	17,096
Management software [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	5,010	265,649
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	14,506	1,872
At a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	31,602	113,190
Over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 5,010	$ 265,649